Equity reserves and long-term incentive plan awards - Disclosure of detailed information about range of exercise prices of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2025 Share $ / shares	Dec. 31, 2024 Share $ / shares	Dec. 31, 2023 Share $ / shares
Disclosure of reserves within equity [line items]
Number of share options outstanding in share-based payment arrangement | Share	10,053,675	11,049,839	12,575,335
Weighted average remaining contractual life of outstanding share options	2 years 6 months
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 1.21	$ 1.04	$ 0.97
Number of share options exercisable in share-based payment arrangement | Share	4,998,331
Weighted average remaining contractual life of exercisable share options	1 year 5 months 15 days
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 0.96
C$0.00-C$1.00 [Member]
Disclosure of reserves within equity [line items]
Number of share options outstanding in share-based payment arrangement | Share	4,317,004
Weighted average remaining contractual life of outstanding share options	1 year 9 months 7 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 0.76
Number of share options exercisable in share-based payment arrangement | Share	3,302,999
Weighted average remaining contractual life of exercisable share options	1 year 7 months 13 days
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 0.72
C$0.00-C$1.00 [Member] | Bottom of range [Member]
Disclosure of reserves within equity [line items]
Exercise price of outstanding share options	0
C$0.00-C$1.00 [Member] | Top of range [Member]
Disclosure of reserves within equity [line items]
Exercise price of outstanding share options	$ 1
C$1.01 - C$ 2.00 [Member]
Disclosure of reserves within equity [line items]
Number of share options outstanding in share-based payment arrangement | Share	5,693,337
Weighted average remaining contractual life of outstanding share options	3 years 14 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 1.55
Number of share options exercisable in share-based payment arrangement | Share	1,695,332
Weighted average remaining contractual life of exercisable share options	1 year 1 month 28 days
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 1.42
C$1.01 - C$ 2.00 [Member] | Bottom of range [Member]
Disclosure of reserves within equity [line items]
Exercise price of outstanding share options	1.01
C$1.01 - C$ 2.00 [Member] | Top of range [Member]
Disclosure of reserves within equity [line items]
Exercise price of outstanding share options	$ 2
C$2.01 - C$3.00 [Member]
Disclosure of reserves within equity [line items]
Number of share options outstanding in share-based payment arrangement | Share	43,334
Weighted average remaining contractual life of outstanding share options	3 years 4 months 13 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 2.37
Number of share options exercisable in share-based payment arrangement | Share	0
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 0
C$2.01 - C$3.00 [Member] | Bottom of range [Member]
Disclosure of reserves within equity [line items]
Exercise price of outstanding share options	2.01
C$2.01 - C$3.00 [Member] | Top of range [Member]
Disclosure of reserves within equity [line items]
Exercise price of outstanding share options	$ 3